Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Disaggregation Of Revenue [Abstract]
Beginning balance (current and noncurrent)	¥ 3,228,770	¥ 3,286,025
Additions	2,246,023	2,236,638
Deductions	(2,450,350)	(2,293,893)
Ending balance (current and noncurrent)	3,024,443	3,228,770
Deferred revenue, current	1,463,165	1,670,076	$ 224,240
Deferred revenue, non-current	¥ 1,561,278	¥ 1,558,694	$ 239,276